CERTANTY

1-33251

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

07051751

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

April 27, 2007

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RECD S.E.C.
APR 2 7 2007
1086

PROCESSED
MAY 0 4 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on January 11, 2007 the American Stock Exchange LLC (the "Exchange") received from Universal Insurance Holdings, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $.01 per share

We further certify that the above-described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END